Leases - Summary Of Components Of Lease Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Operating lease costs	$ 1,777	$ 643
Variable lease costs	3	3
Short-term lease costs	378	62
Total lease costs	$ 2,158	$ 708